Condensed Consolidated Statements of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands	Total	Redeemable Noncontrolling Interest [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Receivables [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance, temporary equity at Mar. 31, 2019		$ 50,130
Balance at Mar. 31, 2019	$ 887,169		$ 0	$ 3,024,172	$ 0	$ 2,518	$ (2,309,737)	$ 170,216
Balance, shares at Mar. 31, 2019			213,555,119
Issuance of subsidiary convertible and redeemable preferred stock, net		27,491
Purchase of subsidiary convertible and redeemable preferred stock	(77,777)	(55,130)		(77,777)
Issuance of subsidiary common shares, net of issuance costs paid	117,658			59,052				58,606
Issuance of subsidiary common shares to the Company				(9,962)				9,962
Purchase of subsidiary common shares	(65,544)			(62,913)				(2,631)
Issuance of subsidiary warrants	907							907
Exercise of subsidiary stock options	1,407			875				532
Issuance of the Company's common shares	999,193			999,193
Issuance of the Company's common shares, net, shares			26,952,143
Repurchase of common shares and other equity instruments	(990,014)			(990,014)
Repurchase of common shares and other equity instruments, shares			(25,625,933)
Sale of interests in subsidiaries	(43,398)							(43,398)
Issuance of equity by subsidiary upon Business Combination and recapitalization	104,686			69,379				35,307
Issuance of equity by subsidiary to the Company upon Business Combination and recapitalization				(2,559)				2,559
Conversion of subsidiary convertible promissory notes	33,087			21,928				11,159
Issuance of equity instruments	24,842			24,842
Settlement in equity of liability-classified instruments	13,119			13,119
Deconsolidation of subsidiary	(46,483)							(46,483)
Cash contributions to majority-owned subsidiaries				(4,699)				4,699
Share-based compensation	122,572			79,103				43,469
Share-based compensation, shares			(2,271)
Foreign currency translation adjustment	(5,536)					(4,867)		(669)
Net loss	1,010,316						1,200,509	(190,193)
Balance, temporary equity at Mar. 31, 2020		22,491
Balance at Mar. 31, 2020	2,086,204	22,491	$ 0	3,143,739	0	(2,349)	(1,109,228)	54,042
Balance, shares at Mar. 31, 2020			214,879,058
Issuance of subsidiary common shares, net of issuance costs paid	181,180			104,581				76,599
Issuance of subsidiary common shares to the Company	0			(6,342)				6,342
Exercise of subsidiary stock options	63			36				27
Deconsolidation of subsidiary	(3,054)							(3,054)
Repurchase of equity awards	(113)			(113)
Cash contributions to majority-owned subsidiaries	0			(149)				149
Share-based compensation	14,278			9,285				4,993
Foreign currency translation adjustment	(820)					(854)		34
Net loss	(7,977)						(3,243)	(4,734)
Balance at Jun. 30, 2020	2,269,761	22,491	$ 0	3,251,037	0	(3,203)	(1,112,471)	134,398
Balance, shares at Jun. 30, 2020			214,879,058
Balance, temporary equity at Mar. 31, 2020		22,491
Balance at Mar. 31, 2020	2,086,204	22,491	$ 0	3,143,739	0	(2,349)	(1,109,228)	54,042
Balance, shares at Mar. 31, 2020			214,879,058
Issuance of subsidiary common shares, net of issuance costs paid	456,097			324,995	(100,000)			231,102
Issuance of subsidiary common shares to the Company				(11,692)				11,692
Issuance of the Company's common shares	301,744	0	$ 0	301,744	0	0	0	0
Issuance of the Company's common shares, net, shares			7,202,917
Exercise of subsidiary stock options and vesting of subsidiary restricted stock units	907			522				385
Deconsolidation of subsidiary	(3,054)							(3,054)
Consolidation of unconsolidated entity	9,178							9,178
Repurchase of equity awards	(113)			(113)
Cash contributions to majority-owned subsidiaries				(1,642)				1,642
Share-based compensation	84,958			57,252				27,706
Share-based compensation, shares			587,824
Foreign currency translation adjustment	3,826					3,794		32
Net loss	(900,233)						(809,234)	(90,999)
Balance, temporary equity at Mar. 31, 2021		22,491
Balance at Mar. 31, 2021	2,039,514	22,491	$ 0	3,814,805	(100,000)	1,445	(1,918,462)	241,726
Balance, shares at Mar. 31, 2021			222,669,799
Issuance of subsidiary warrants	2,075			2,051				24
Cash contributions to majority-owned subsidiaries	0			(2,973)				2,973
Share-based compensation	19,269			11,091				8,178
Foreign currency translation adjustment	(2,439)					(2,652)		213
Net loss	(101,078)						(82,183)	(18,895)
Balance at Jun. 30, 2021	$ 1,957,341	$ 22,491	$ 0	$ 3,824,974	$ (100,000)	$ (1,207)	$ (2,000,645)	$ 234,219
Balance, shares at Jun. 30, 2021			222,669,799